Receivables From And Payables To Brokers, Dealers And Clearing Organizations (Tables)	12 Months Ended
Dec. 31, 2017
Due To And From Broker Dealers And Clearing Organizations [Abstract]
Amounts Receivable From Brokers, Dealers, And Clearing Organizations

Amounts receivable from brokers, dealers, and clearing organizations at December 31, 2017 and 2016, included (in thousands):

	December 31,
	2017	2016
Receivables from clearing organizations	$270,285	$568,373
Deposits paid for securities borrowed	132,776	382,691
Securities failed to deliver	56,046	73,688
	$459,107	$1,024,752

Amounts Payable To Brokers, Dealers, And Clearing Organizations

Amounts payable to brokers, dealers, and clearing organizations at December 31, 2017 and 2016, included (in thousands):

	December 31,
	2017	2016
Deposits received from securities loaned	$219,782	$478,814
Securities failed to receive	29,297	27,882
Payable to clearing organizations	27,223	16,411
	$276,302	$523,107